REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer One [Member] | Accounts Receivable [Member]
Statement [Line Items]
Percentages of revenue	94.00%	27.00%
Customer No [Member] | Accounts Receivable [Member]
Statement [Line Items]
Percentages of revenue			10.00%
Customer No [Member] | Revenue [Member]
Statement [Line Items]
Percentages of revenue	10.00%	10.00%	10.00%